Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash flows from operating activities
Net income	$ 5,785	$ 5,131
Adjustments for non-cash items and others
Provision for credit losses	1,090	1,050
Depreciation	322	323
Deferred income taxes	208	28
Amortization and impairment of other intangibles	388	451
(Income) loss from joint ventures and associates	(37)	(19)
Losses (gains) on investment securities	(81)	(55)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities	172	1,246
Net change in accrued interest receivable and payable	(903)	(979)
Current income taxes	2,749	(590)
Derivative assets	6,376	(3,074)
Derivative liabilities	(13,222)	(2,173)
Trading securities	(10,773)	(6,116)
Loans	(12,767)	(25,783)
Assets purchased under reverse repurchase agreements and securities borrowed	29,883	70,352
Obligations related to assets sold under repurchase agreements and securities loaned	(1,500)	(30,729)
Obligations related to securities sold short	(2,082)	10,174
Deposits	26,600	32,409
Brokers and dealers receivable and payable	1,309	(806)
Other	4,381	(19,686)
Net cash from (used in) operating activities	37,898	31,154
Cash flows from investing activities
Change in interest-bearing deposits with banks	(2,709)	18,096
Proceeds from sales and maturities of investment securities	64,779	57,018
Purchases of investment securities	(88,205)	(90,543)
Net acquisitions of premises and equipment and other intangibles	(597)	(681)
Net cash from (used in) investing activities	(26,732)	(16,110)
Cash flows from financing activities
Issuance of subordinated debentures		1,500
Repayment of subordinated debentures	(2,035)	(1,500)
Issue of common shares, net of issuance costs	41	21
Common shares purchased for cancellation	(960)	(338)
Issue of preferred shares and other equity instruments, net of issuance costs	1,351	1,386
Redemption of preferred shares and other equity instruments	(1,850)
Sales of treasury shares and other equity instruments	2,735	2,104
Purchases of treasury shares and other equity instruments	(2,769)	(2,149)
Dividends paid on shares and distributions paid on other equity instruments	(2,297)	(2,101)
Dividends/distributions paid to non-controlling interests	(13)
Change in short-term borrowings of subsidiaries	4,553
Repayment of lease liabilities	(37)	(154)
Net cash from (used in) financing activities	(1,281)	(1,231)
Effect of exchange rate changes on cash and due from banks	(683)	664
Net change in cash and due from banks	9,202	14,477
Cash and due from banks at beginning of period	37,024	56,723
Cash and due from banks at end of period	46,226	71,200
Cash flows from operating activities include:
Amount of interest paid	17,497	19,477
Amount of interest received	24,959	26,047
Amount of dividends received	983	1,063
Amount of income taxes paid (refunded)	$ (620)	$ 1,242